[VALIC COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

October 11, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D. C. 20549

Re:  Variable Annuity Life Insurance Company Separate Account A
     ("Registrant")
     The Variable Annuity Life Insurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
     (CIK No. 0000354912)

-----------    ----------------------
FILE NUMBER    PRODUCT NAME
-----------    ----------------------
333-201800     Polaris Platinum Elite
-----------    ----------------------

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933
("1933 Act"), on behalf of the Registrant we hereby certify that:

      (1) In connection with the above-referenced Registration Statement, the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have been different from that contained in the most recent Registration Statement, and

      (2) The text of the most recent Registration Statement has been filed with the Commission electronically.

Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-3299.

Very truly yours,


/s/Mark Matthes
Mark Matthes
Associate General Counsel